CONVERTIBLE DEBENTURES (Details Narrative) - USD ($)							1 Months Ended					3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 14, 2020	May 05, 2020	Apr. 10, 2020	Nov. 12, 2019	Jan. 10, 2019	Sep. 14, 2018	Apr. 16, 2021	Feb. 26, 2021	Apr. 17, 2019	Aug. 24, 2018	Mar. 20, 2018	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Convertible note principal amount			$ 103,200					$ 720,000
Common stock converted remaining principal shares		2,039,069		179,984											35,887,170
Decrease in the fair value of derivative liability		$ 8,000		$ 2,000											$ 21,000
Expected volatility		158.29%		98.46%											158.29%
Fair value of derivative liability		$ 30,000		$ 8,000											$ 175,000
Risk-free interest rate		0.13%		1.59%											0.13%
Conversion price		$ 0.014		$ 0.11
Redemption fee							$ 110,000
Original discount								120,000
Settlement of convertible note							720,000
Amortization of beneficial conversion feature								$ 27,273				$ 3,269,505			$ 1,721,000
Total redemption amount							842,972
Settlement paid by cash							$ 421,486
Settlement by issuance of shares							1,303,982
Accrued interest							$ 13,000
Interest rate								12.00%
Conversion rate		$ 0.03						$ 0.36							$ 0.006
Change in conversion rate								$ 0.10							$ 0.03
Beneficial conversion feature								$ 164,000							$ 5,000,000
Note discount															20,000
Outstanding principal													$ 77,000		735,000	$ 735,000
March 1, 2019, Debenture [Member]
Original discount															18,000
Accrued interest															$ 30,847
Interest rate															10.00%
Conversion rate								$ 0.36							$ 0.25
Beneficial conversion feature															$ 134,000
Purchase price															150,000
Convertible promissory note															168,000
Outstanding principal															$ 168,000
Common stock converted shares															795,387
September 14, 2018, Debenture [Member]
Original discount						$ 10,250
Accrued interest						$ 13,695
Interest rate						12.00%
Convertible promissory note						$ 112,500
Outstanding principal						101,550
Default principal						81,970
Note purchased from third party						$ 197,215
March 20, 2018, Debenture [Member]
Convertible note principal amount											$ 84,000
Accrued interest											$ 5,040
Interest rate											12.00%
Note purchased from third party											$ 126,882
August 24, 2018, Debenture[Member]
Convertible note principal amount										$ 55,000
Accrued interest					$ 1,974
Interest rate										10.00%
Outstanding principal		$ 29,057			$ 55,000
Common stock converted shares					9,291,354
Note purchased from third party					$ 82,612
Common stock converted amount					$ 57,164
March 31, 2019 [Member]
Accrued interest																	$ 6,711
Common stock converted shares																	17,870,962
Common stock converted amount																	$ 120,171
April 17, 2019, Debenture [Member]
Conversion price									$ 0.124
Original discount									$ 10,000
Amortization of beneficial conversion feature														$ 20,000
Interest rate									10.00%
Conversion rate	$ 0.124
Beneficial conversion feature									$ 59,000
Convertible promissory note									110,000
Common stock converted shares	1,014,001
Common stock converted amount	$ 110,000
Liquidation damages of principal									$ 15,000